EMPLOYEE BENEFIT PLANS (Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year					$ 36,300
Service cost	$ 10,144	$ 7,339	$ 20,287	$ 14,679	36,359	$ 24,298	$ 19,407
Interest cost	1,084	775	2,168	1,551	3,096	2,974	2,404
Expected return on plan assets	(1,442)	(1,107)	(2,884)	(2,213)	(4,681)	(3,422)	(2,156)
Amortization of prior service costs	13	13	26	26	53	53	39
Amortization of loss	113	194	226	388	1,043	1,228	1,033
Net periodic benefit cost	9,912	7,214	19,823	14,431	35,870	25,131	20,727
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	316	219	632	439	1,047	967	1,099
Interest cost	172	133	344	267	528	558	520
Expected return on plan assets					0	0	0
Amortization of prior service costs	161	109	322	218	541	326	258
Amortization of loss	0	0	0	0	0	0	(4)
Net periodic benefit cost	$ 649	$ 461	$ 1,298	$ 924	$ 2,116	$ 1,851	$ 1,873